Condensed Financial Information of the Parent Company (Unaudited) (Details) - Schedule of parent company balance sheets - Parent Company [Member] - USD ($)		Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS:
Cash		$ 3,079,046	$ 16,876
Prepayments		4,701,968	303,102
Amount due from related parties		14,083,531	4,611,848
Total current assets		21,864,545	4,931,826
NON-CURRENT ASSET
Investment in subsidiaries and VIEs		25,804,389	16,342,464
Total assets		47,668,934	21,274,290
LIABILITIES
Ordinary shares: $0.001 par value, 50,000,000 shares authorized, 19,134,277 and 12,354,040 shares issued and outstanding as of December 31, 2021 and 2020, respectively	[1]	19,134	12,354
Share subscription receivables		(847,086)	(847,086)
Additional paid-in capital		41,792,071	13,824,820
Statutory reserves		916,148	877,886
Retained earnings		5,929,043	6,905,718
Accumulated other comprehensive (loss) income		(140,376)	500,598
Total shareholders’ equity		47,668,934	21,274,290
Total liabilities and shareholders’ equity		$ 47,668,934	$ 21,274,290

[1]	Giving retroactive effect to the re-denomination and nominal issuance of shares effected on February 12, 2020.